Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2065 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2065 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.86%)
Since Inception	3.54%	[1]
Fidelity Advisor Freedom Blend 2065 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.79%)
Since Inception	2.15%	[1]
Fidelity Advisor Freedom Blend 2065 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.52%)
Since Inception	2.63%	[1]
Fidelity Advisor Freedom Blend 2065 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(20.57%)
Since Inception	4.54%	[2]
Fidelity Advisor Freedom Blend 2065 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.06%)
Since Inception	5.56%	[3]
Fidelity Advisor Freedom Blend 2065 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(22.24%)
Since Inception	3.99%	[4]
Fidelity Advisor Freedom Blend 2065 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.97%)
Since Inception	5.68%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.70%
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%

[1]	AFrom June 28, 2019.
[2]	CFrom June 28, 2019.
[3]	DFrom June 28, 2019.
[4]	BFrom June 28, 2019.
[5]	EFrom June 28, 2019.